SUBSEQUENT EVENTS (Tables)	12 Months Ended
Apr. 30, 2015
SUBSEQUENT EVENTS [Abstract]
Common and Preferred Share Distributions

On June 2, 2015, the Company’s Board of Trustees declared the following distributions:

Class of shares/units	Quarterly Amount per Share or Unit	Record Date	Payment Date
Common shares and limited partnership units	$0.1300	June 15, 2015	July 1, 2015
Preferred shares:
Series A	$0.5156	June 15, 2015	June 30, 2015
Series B	$0.4968	June 15, 2015	June 30, 2015